Loans and asset quality - Lost Interest (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount by which interest income recognized on nonperforming loans exceeded reversals	$ 0	$ 1	$ 2
Amount by which interest income would have increased if nonperforming loans at year-end had been performing for the entire year	6	7	9
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount by which interest income recognized on nonperforming loans exceeded reversals	0	0	0
Amount by which interest income would have increased if nonperforming loans at year-end had been performing for the entire year	$ 0	$ 0	$ 0